Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative effect accounting adjustment		Common Stock	Additional Paid in Capital	Retained Earnings	Retained Earnings Cumulative effect accounting adjustment		Accumulated Other Comprehensive Income	Unallocated Common Stock Held by ESOP
Beginning balance (in shares) at Dec. 31, 2019				0
Beginning balance at Dec. 31, 2019	$ 1,600,153	$ (1,131)	[1]	$ 0	$ 0	$ 1,644,000	$ (1,131)	[1]	$ (43,847)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	22,738					22,738
Other comprehensive income, net of tax	98,081								98,081
Proceeds of stock offering and issuance of common shares (net of costs of $28.9 million) (in shares)				179,287,828
Proceeds of stock offering and issuance of common shares (net of costs of $28.9 million)	1,763,980			$ 1,793	1,762,187
Issuance of common shares to the Eastern Bank Foundation (in shares)				7,470,326
Issuance of common shares donated to the Eastern Bank Foundation	91,287			$ 75	91,212
Purchase of common shares by the ESOP (14,940,652 shares)	(149,407)									(149,407)
ESOP shares committed to be released	2,351				669					1,682
Ending balance (in shares) at Dec. 31, 2020				186,758,154
Ending balance at Dec. 31, 2020	3,428,052			$ 1,868	1,854,068	1,665,607			54,234	(147,725)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends to common shareholders	(51,619)					(51,619)
Repurchased common stock (in shares)				(1,135,878)
Repurchased common stock	(23,224)			$ (12)	(23,212)
Issuance of restricted stock awards (in shares)				683,056
Issuance of restricted stock awards	0			$ 7	(7)
Net income	154,665					154,665
Other comprehensive income, net of tax	(110,930)								(110,930)
ESOP shares committed to be released	$ 9,408				4,392					5,016
Ending balance (in shares) at Dec. 31, 2021	186,305,332			186,305,332
Ending balance at Dec. 31, 2021	$ 3,406,352	$ (20,098)	[2]	$ 1,863	1,835,241	1,768,653	$ (20,098)	[2]	(56,696)	(142,709)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-13
Dividends to common shareholders	$ (66,539)					(66,539)
Repurchased common stock (in shares)				(10,112,272)
Repurchased common stock	(201,618)			$ (101)	(201,517)
Issuance of restricted stock awards (in shares)				31,559
Issuance of restricted stock awards	0			$ 1	(1)
Unvested restricted stock awards forfeited and subsequently cancelled (in shares)				(52,546)
Unvested restricted stock awards forfeited and subsequently cancelled	0			$ (1)	1
Share-based compensation	10,507				10,507
Net income	199,759					199,759
Other comprehensive income, net of tax	(866,496)								(866,496)
ESOP shares committed to be released	$ 9,923				4,910					5,013
Ending balance (in shares) at Dec. 31, 2022	176,172,073			176,172,073
Ending balance at Dec. 31, 2022	$ 2,471,790			$ 1,762	$ 1,649,141	$ 1,881,775			$ (923,192)	$ (137,696)

[1]	Represents cumulative impact on retained earnings pursuant to the Company’s adoption of Accounting Standards Update 2016-02 Leases. The transition adjustment to the opening balance of retained earnings on January 1, 2020 amounted to $1.1 million, net of tax, related to an incremental accrued rent adjustment calculated as a result of electing the hindsight practical expedient.
[2]	Represents gross transition adjustment amount of $28.0 million, net of taxes of $7.9 million, to reflect the cumulative impact on retained earnings pursuant to the Company’s adoption of Accounting Standards Update 2016-13 Financial Instruments–Credit Losses on Financial Instruments and relevant amendments. Refer to Note 5, “Loans and Allowance for Credit Losses” within the Notes to the Consolidated Financial Statements included in this Item 8 in this Current Report on Form 8-K for additional discussion.